Staff Costs - Summary of Directors' Remuneration and Other Benefits (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Staff Costs [Line Items]
Directors’ remuneration	£ 1,290	£ 1,149	£ 1,167
Pension and other benefits	57	57	61
Directors’ remuneration & other benefits	1,347	1,206	1,228
Highest Paid Director [member]
Staff Costs [Line Items]
Directors’ remuneration	966	850	861
Pension and other benefits	57	57	59
Directors’ remuneration & other benefits	£ 1,023	£ 907	£ 920